Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Trade And Other Receivables
Beginning balance	$ 257	$ 54
Write Off	(244)
Allowance Provided	51	203
Ending balance	$ 64	$ 257